MoA Clear Passage 2040 Fund Expense Example - MoA Clear Passage 2040 Fund - MoA Clear Passage 2040 Fund	Dec. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	118
Expense Example, with Redemption, 5 Years	207
Expense Example, with Redemption, 10 Years	$ 468